UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  February 16, 2013 to March 15, 2013

  Commission File Number of issuing entity: 333-165147-01

  J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-165147

  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Exact name of depositor as specified in its charter)

  JPMorgan Chase Bank, National Association
  (Exact name of sponsor as specified in its charter)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3851352
  38-3851353
  38-7003224
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-SB                          ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On March 15, 2013 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from February 16, 2013 to March 15, 2013. The Depositor filed its most recent Form ABS-15G on February 13, 2013. The CIK number for the Depositor is 0001013611.

  Part II - OTHER INFORMATION

  Item 6. Significant Obligors of Pool Assets.

  The InterContinental Hotel Chicago mortgage loan (loan #1 on Annex A-1 to the Prospectus Supplement filed on September 26, 2011) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement. In accordance with Item 1112(b)(1) of Regulation AB, the most recent unaudited net operating income of the significant obligor is $17,909,554.20, a year-to-date figure for the period of January 1, 2012 through December 31, 2012.

  SunTrust Bank, the Lessee at the mortgaged properties that secure the SunTrust Bank Portfolio I mortgage loan (loan #2 on Annex A-1 to the Prospectus Supplement) and the SunTrust Bank Portfolio II mortgage loan (loan #13 on Annex A-1 to the Prospectus Supplement), constitutes a significant obligor within the meaning of Item 1101(k)(3) of Regulation AB as disclosed in the Prospectus Supplement. Updated financial information required under Item 1112(b)(1) of Regulation AB can be found in the tables below.


  SunTrust Bank
  303 Peachtreet Street, Northeast
  Atlanta, GA 30308
  FDIC Certificate #: 867   Bank Charter Class: SM

  Definition          Dollar figures in thousands            SunTrust Bank
                                                             Atlanta, GA
                                                             31-Dec-12
  Income and Expense                                         (Year-to-date)

  1  Number of institutions reporting                                  1
  2  Total interest income                                     5,796,501
  3  Total interest expense                                      594,551
  4  Net interest income                                       5,201,950
  5  Provision for loan and lease losses                       1,397,814
  6  Total noninterest income                                  2,635,100
  7  Fiduciary activities                                        283,730
  8  Service charges on deposit accounts                         676,393
  9  Trading account gains & fees                                197,490
  10 Additional noninterest income                             1,477,487
  11 Total noninterest expense                                 5,578,182
  12 Salaries and employee benefits                            2,483,602
  13 Premises and equipment expense                              544,078
  14 Additional noninterest expense                            2,550,502
  15 Pre-tax net operating income                                861,054
  16 Securities gains (losses)                                   487,330
  17 Applicable income taxes                                     274,272
  18 Income before extraordinary items                         1,074,112
  19 Extraordinary gains - net                                         0
  20 Net income attributable to bank                           1,065,042
  21 Net income attributable to noncontrolling interests           9,070

  22 Net income attributable to bank and                       1,074,112
     noncontrolling interests
  23 Net charge-offs                                           1,680,645
  24 Cash dividends                                                    0
  25 Sale, conversion, retirement of capital stock, net                0
  26 Net operating income                                        684,248



  SunTrust Bank
  303 Peachtreet Street, Northeast
  Atlanta, GA 30308
  FDIC Certificate #: 867   Bank Charter Class: SM

  Definition          Dollar figures in thousands            SunTrust Bank
                                                             Atlanta, GA
                                                             31-Dec-12
  Assets and Liabilities                                     (Year-to-date)

  1  Total employees (full-time equivalent)                       24,774
  2  Total assets                                            169,076,807
  3  Cash and due from depository institutions                 7,097,670
  4  Interest-bearing balances                                 4,561,521
  5  Securities                                               20,888,979
  6  Federal funds sold & reverse repurchase agreements           53,239
  7  Net loans & leases                                      122,596,458
  8  Loan loss allowance                                       2,173,070
  9  Trading account assets                                    4,142,793
  10 Bank premises and fixed assets                            1,367,028
  11 Other real estate owned                                     419,030
  12 Goodwill and other intangibles                            6,804,412
  13 All other assets                                          5,707,198
  14 Total liabilities and capital                           169,076,807
  15 Total liabilities                                       147,717,598
  16 Total deposits                                          133,278,697
  17 Interest-bearing deposits                                98,618,779
  18 Deposits held in domestic offices                       133,278,697
  19 % insured                                                    81.10%
  20 Federal funds purchased & repurchase agreements           1,259,185
  21 Trading liabilities                                         561,066
  22 Other borrowed funds                                      7,795,021

  23 Subordinated debt                                         1,836,118
  24 All other liabilities                                     2,987,511
  25 Total equity capital                                     21,359,209
  26 Total bank equity capital                                21,254,050
  27 Perpetual preferred stock                                         0
  28 Common stock                                                 21,600
  29 Surplus                                                  13,377,841
  30 Undivided profits                                         7,854,609
  31 Noncontrolling interests in consolidated subsidiaries       105,159

     Memoranda:

  32 Noncurrent loans and leases                               2,365,766
  33 Noncurrent loans that are wholly or partially               744,537
     guaranteed by the U.S. government
  34 Income earned, not collected on loans                       621,380
  35 Earning assets                                          150,712,570
  36 Long-term assets (5+ years)                              45,363,795
  37 Average Assets, year-to-date                            170,727,439
  38 Average Assets, quarterly                               169,013,851
  39 Total risk weighted assets                              132,863,064
  40 Adjusted average assets for leverage capital            163,907,925
     purposes
  41 Life insurance assets                                       686,216
  42 General account life insurance assets                       393,815
  43 Separate account life insurance assets                      148,066
  44 Hybrid life insurance assets                                144,335
  45 Volatile liabilities                                      4,794,868
  46 Insider loans                                                48,152
  47 FHLB advances                                             4,521,709
  48 Loans and leases held for sale                            3,063,666
  49 Unused loan commitments                                  57,372,649
  50 Tier 1 (core) risk-based capital                         15,121,215
  51 Tier 2 risk-based capital                                 2,935,130
  52 Total unused commitments                                 57,372,649
  53 Derivatives                                             270,722,523


  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the March 15, 2013 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Depositor)

  /s/ Bianca Russo
  Bianca Russo, Managing Director and Secretary

  Date: March 26, 2013

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the March 15, 2013 distribution.